SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Variable Interest Entity [Line Items]
Time deposits	¥ 19,728	$ 2,821
Asset pledged as collateral
Variable Interest Entity [Line Items]
Time deposits	¥ 18,881		¥ 0